Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, plant and equipment
Schedule of details of property, plant and equipment, estimated useful lives	Land and buildings

Freehold buildings	25 - 50 years
Leasehold premises	the term of the lease
 Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years

Schedule of details of property, plant and equipment
Schedule of right-of-use assets arising from the group's lease arrangements

	2024	2023
	€m	€m
Property, plant and equipment (owned assets)	19,399	25,894
Right-of-use assets	9,100	12,098
31 March	28,499	37,992